Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 53,038,038	$ 22,909,166	$ 23,969,950
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from disposal of property and equipment	125,411	63,441
Depreciation and amortization	2,469,922	1,814,528	1,001,862
Share-based compensation	5,245,947	3,998,548	2,156,710
Loss (income) from equity in affiliates	(1,191,833)	(617,361)	21,347
Provision for loan losses	155,194
Income from amortization of discount on held-to-maturity investments	(261,468)
Changes in operating assets and liabilities:
Accounts receivable	1,874,600	(3,758,665)	(5,081,484)
Amounts due from related parties	(4,306,913)	(2,740,357)	(667,489)
Other current assets	(1,524,067)	(1,090,320)	42,358
Other non-current assets	(244,331)	(125,906)	(213,094)
Accrued payroll and welfare expenses	17,231,484	2,366,772	4,627,239
Income taxes payable	42,996	493,597	(4,631,970)
Deferred revenues	10,210,708	4,338,920
Other current liabilities	7,690,762	2,706,750	652,625
Other non-current liabilities	1,483,015	227,196	896,987
Uncertain tax position liabilities	168,926	(156,289)	168,926
Deferred tax assets and liabilities	1,761,367	(476,354)	(1,657,344)
Net cash provided by (used in) operating activities	93,969,758	29,953,666	21,286,623
Cash flows from investing activities:
Purchases of property and equipment	(6,769,123)	(1,888,748)	(3,583,215)
Internally developed intangible assets	(74,208)	(78,097)	(119,266)
Increase in short-term loan investment		(561,789)
Collection of short-term loan investment	563,534
Proceeds from sale of held-to-maturity securities	52,199,481	49,613,971	4,847,604
Purchase of held-to-maturity securities	(18,320,531)	(75,565,435)	(20,409,140)
Purchases of trading securities investments	(40,547,818)
Proceeds on trading securities investments	29,206,721
Proceeds from sale of available for sale investments	4,949,984
Purchases of available for sale investment	(4,949,984)
Purchase of long-term investment	(10,480,285)	(3,106,692)
Loans originated	(45,947,107)
Principal collection of loans originated	30,427,673
Increase in restricted cash	(81,467)
Increase in investment in affiliates	(8,483,375)	(3,198,240)	(1,554,229)
Capital return from investment in affiliates	1,164,635	219,880
Net cash used in investing activities	(17,141,870)	(34,565,150)	(20,818,246)
Cash flows from financing activities:
Refunds from the initial public offering			31,022
Proceeds from issuance of ordinary shares upon exercise of stock options and vesting of restricted shares	1,130,401	407,569	649,672
Contribution from noncontrolling interests of subsidiaries	6,595,147	2,178,103
Dividend distribution	(7,673,585)	(7,856,908)
Payment for repurchase of ordinary shares	(3,155,192)	(8,520,763)
Net cash provided by (used in) financing activities	(3,103,229)	(13,791,999)	680,694
Effect of exchange rate changes	2,827,504	1,105,299	2,440,571
Net increase (decrease) in cash and cash equivalents	76,552,163	(17,298,184)	3,589,642
Cash and cash equivalents-beginning of the year	119,561,152	136,859,336	133,269,694
Cash and cash equivalents-end of the year	196,113,315	119,561,152	136,859,336
Supplemental disclosure of cash flow information:
Cash paid for income taxes	16,214,077	9,238,287	13,290,599
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in accounts payable	$ 645,039	$ 216,251	$ 352,689